Income Tax (Provision for Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current Federal Tax Expense (Benefit)	$ (48,831)	$ 52,378	$ (1,606)
Current Foreign Tax Expense (Benefit)	34,470	36,840	50,138
Current Income Tax Expense (Benefit)	(14,361)	89,218	48,532
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred Federal Income Tax Expense (Benefit)	226,771	183,929	155,896
Deferred Foreign Income Tax Expense (Benefit)	4,007	14,183	13,098
Deferred income taxes	230,778	198,112	168,994
Income Tax Expense (Benefit)	$ 216,417	$ 287,330	$ 217,526